FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrants Liability) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Repurchase of warrant liability		¥ (35,696,581)	¥ 0
Fair value of derivative liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 0	68,377,608
Issuance of warrant liability		0	62,331,211
Foreign exchange loss on warrant liability	0	2,256,314	3,950,373
Change in fair value of warrant liability	0	(34,937,341)	2,096,024
Repurchase of warrant liability	0
Balance		¥ 0	¥ 68,377,608